SERIES 1B PREFERRED STOCK (Details Narrative) - Private Placement [Member]					12 Months Ended
	Oct. 02, 2023 USD ($)	Jun. 29, 2023 $ / shares shares	Jun. 29, 2023 USD ($) $ / shares shares	Aug. 19, 2022 USD ($)	Dec. 31, 2023 TradingDay $ / shares
Proceeds from Issuance of Private Placement | $				$ 4,000,000
Series 1 B Preferred Stock [Member] | Series 1 B Spa [Member]
Agreement entered date					Jun. 29, 2023
Sale of Stock, Number of Shares Issued in Transaction | shares		900	900
Proceeds from Issuance of Private Placement | $			$ 900,000
Liquidation, dissolution or winding up, holders to be paid out of assets, amount per share		$ 1,000	$ 1,000
Initial onversion price per common share		28.00	28.00
Preferred stock, convertible, conversion price		$ 28.00	$ 28.00
Preferred stock, convertible, threshold percentage of stock price trigger		90.00%	90.00%
Trading days | TradingDay					10
Trading days | TradingDay					5
Maximum outstanding shares owned, Percentage			4.99%
Prior notice period number of days					61 days
Retirement value of shares | $	$ 900,000
Series 1 B Preferred Stock [Member] | Series 1 B Spa [Member] | Minimum [Member]
Floor price					$ 10.00
Series 1 B Preferred Stock [Member] | Series 1 B Spa [Member] | Maximum [Member]
Percentage of beneficially own in excess of common stock outstanding			9.99%